UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-02299
                      (Investment Company Act file number)

                           CIGNA Investment Securities
               (Exact name of registrant as specified in charter)

                             2223 Washington Street
                             3 Newton Executive Park
                                    Suite 200
                                Newton, MA 02462
                    (Address of principal executive offices)

          Mark Butler, 2223 Washington Street, 3 Newton Executive Park
                           Suite 200, Newton, MA 02462
                     (Name and address of agent for service)

                                 (860) 534-5576
               Registrants' telephone number, including area code


                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004


Item 1. Reports to Stockholders.

[GRAPHIC]

                                  CIGNA INVESTMENT
                                        SECURITIES
                                 -----------------

                                 Semiannual Report
                                     June 30, 2004



                                                  [LOGO](R)
                                                      CIGNA

================================================================================

[LOGO](R)                                                     ------------------
CIGNA                                                         PRESORTED STANDARD
                                                                 U.S. POSTAGE
CIGNA Investment Securities                                          PAID
3 Newton Executive Park                                       SO. HACKENSACK, NJ
Suite 200                                                         PERMIT 750
Newton, MA 02462                                              ------------------


Printed on recycled paper
542775 6/04
                                                                    INACM-SAR-04

--------------------------------------------------------------------------------
                                                                               1
Dear Shareholders:

Our report for CIGNA Investment Securities (the "Fund") covering the six months ended June 30, 2004 follows.

Market Summary

Rising interest rates, inflation concerns, and ongoing geopolitical tensions adversely affected fixed income market performance in the second quarter. The representative Lehman Brothers Aggregate Bond Index returned -2.44%, almost erasing the 2.66% gains posted in the first quarter.

On June 30, 2004, the Federal Reserve (Fed) increased the federal funds rate 25 basis points for the first time in four years. This widely expected action was preceded by rising Treasury yields across the maturity spectrum over the second quarter, with the bellwether 10-year Treasury note rising from a low of 3.65% in late March to a peak of nearly 5% in June before leveling off.

Steadily improving credit and liquidity profiles of many issuers continued to benefit investment-grade corporate bond valuations. Nevertheless, the sector, represented by the Lehman Brothers U.S. Credit Index, returned -3.43% for the second quarter, surrendering most of the 3.27% gained in the first quarter.

During the first quarter in the Mortgage Backed Securities (MBS) market, banks and foreign investors were attracted to the high yield from MBS and absorbed some of the supply, strong technicals helped valuations remain at high levels, and the recent wave of refinancing slowed to keep volatility low. In this environment, the Lehman Brothers MBS Index generated a return of 1.92%. MBS started the second quarter under pressure, as investors faced extending durations and declining prices. By mid-quarter, MBS had recovered modestly, and then registered strong gains in June to end the second quarter as the best performer in the Aggregate Bond Index.

High yield sector performance moderated from its strong recovery in 2003, as the Lehman Brothers U.S. High Yield Index generated a 1.35% return for the six months ended June 30, 2004. Risk aversion creeping back into the market and issuer-specific weaknesses contributed to the performance slump.

Emerging debt markets tumbled in the second quarter, with the JP Morgan Emerging Markets Bond Index Plus registering a return of -5.89%, down from 3.26% in the first quarter.

Performance
The Fund returned -0.01% for the year-to-date based on its net asset value, underperforming the Lehman Brothers Aggregate Bond Index return of 0.16% by 17 bps. The Fund's return, based on the market value of its shares traded on the New York Stock Exchange, was -5.57% for the year-to-date.

The Fund's performance benefited primarily from its modest short-of-Index duration bias and yield curve positioning as interest rates rose and the yield curve flattened. In addition, gains from corporate bond and high yield bond selection helped offset less favorable results from longer-duration prepayment penalty bonds and structured securities in the MBS sector. To a lesser extent, performance was also favorably impacted by our allocation to high yield and investment-grade credits, where we reduced our exposure during the second quarter.

Outlook
With the economy on track to steadily improve, barring any political or geopolitical setbacks, Treasury yields should continue to rise. We remain constructive on investment-grade corporate bonds as valuations and break-even spreads continue to offer value and positive excess return potential. We will also remain vigilant in our sector allocation and security selection and monitor various risk factors that could impede improvement in credit spreads.


Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
CIGNA Investment Securities

Note: This commentary is not part of the Semi-Annual Report to Shareholders.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          2
June 30, 2004 (Unaudited)

                                                                 Principal          Value
                                                                     (000)          (000)
-----------------------------------------------------------------------------------------
LONG-TERM BONDS - 83.4%
Basic Materials - 0.4%
International Paper Co., 5.50%, 2014                               $  170       $   166
Stora Enso Oyj, 7.38%, 2011                                           100           111
Weyerhaeuser Co., 6.75%, 2012                                          70            76
                                                                                -------
                                                                                    353
                                                                                -------
Communications & Media - 8.8%
AOL Time Warner, 6.75%, 2011                                           95           102
AT&T Corp., 8.75% (coupon change based on
   rating) 2031                                                        70            68
British Sky Broadcasting PLC, 8.20%, 2009                             295           340
British Telecommunications PLC,
   8.88% (coupon change based on rating), 2030                         50            62
Comcast Corp., 5.85%, 2010                                             90            94
Deutsche Telekom International Finance BV,
   8.50% (coupon change based on rating), 2010                        200           234
   8.75% (coupon change based on rating), 2030                        205           250
France Telecom SA,
   8.20%, (coupon change based on rating), 2006                        60            64
   8.75%, (coupon change based on rating), 2011                       600           695
   9.50%, (coupon change based on rating), 2031                        75            94
Intelsat, Ltd, 6.50%, 2013                                            260           230
Kyivstar GSM, 12.75%, 2005
   (144A security acquired Nov. 2002 & Jan. 2003
   for $182) (b)                                                      180           195
Koninklijke KPN, NV, 8.00%, 2010                                      370           428
Liberty Media Corp.,
   3.50%, 2006                                                        575           574
   5.70%, 2013                                                         45            44
News America Holdings, Inc., 7.75%, 2045
   7.75%, 2045                                                        110           125
   7.90%, 2095                                                        120           134
   8.25%, 2096                                                         45            52
News America, Inc., 6.75%, 2038                                        30            33
PTC International Finance II SA, 11.25%, 2009                         200           217
Qwest Capital Funding, Inc., 7.00%, 2009                               30            26
Qwest Services Corp., 13.50%, 2010                                     40            47
   (144A security acquired Mar. 2004 for $47) (b)

                                                                 Principal          Value
                                                                     (000)          (000)
-----------------------------------------------------------------------------------------
Communications & Media (continued)
Shaw Communications, Inc.,
   8.25%, 2010                                                     $  145       $   158
   7.20%, 2011                                                         65            67
Sprint Capital Corp.,
   6.13%, 2008                                                         70            74
   8.38%, 2012                                                         55            63
   6.88%, 2028                                                        210           202
   8.75%, 2032                                                        135           157
Tele Communications, Inc.,
   9.80%, 2012                                                        260           326
   7.88%, 2013                                                        315           359
Telecom Italia Capital SA,
   5.25%, 2013
   (144A security acquired Oct. 2003 for $284) (b)                    285           276
   6.38%, 2033
   (144A security acquired Oct. 2003 for $100) (b)                    100            97
TELUS Corp.,
   7.50%, 2007                                                        240           261
   8.00%, 2011                                                        415           472
Time Warner, Inc.,
   9.13%, 2013                                                        605           738
   8.05%, 2016                                                         70            80
TPSA Finance BV, 7.75%, 2008
   (144A security acquired July & Aug. 2003 for
   $126) (b)                                                          110           122
Univision Communications, Inc., 7.85%, 2011                           115           133
Verizon Florida, Inc., 6.13%, 2013                                    110           113
                                                                                -------
                                                                                  7,806
                                                                                -------
Consumer & Retail - 2.4%
Campbell Soup Co., 5.88%, 2008                                        110           117
Heinz (H.J.) Co., 6.38%, 2028                                          10            10
Heinz (H.J.) Finance Co.,
   6.75% (coupon change based on rating), 2032                         90            97
Kellogg Co., 6.60%, 2011                                              435           477
Kraft Foods, Inc.,
   5.25%, 2007                                                         80            83
   5.63%, 2011                                                        200           203
   5.25%, 2013                                                        255           248

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          3
June 30, 2004 (Unaudited) (Continued)

                                                                    Principal       Value
                                                                        (000)       (000)
-----------------------------------------------------------------------------------------
Consumer & Retail (continued)
Kroger Co., 7.50%, 2031                                               $   35      $   39
Miller Brewing Co., 5.50%, 2013
   (144A security acquired Aug. 2003 for $144) (b)                       145         146
Safeway, Inc., 7.25%, 2031                                                30          32
Tyson Foods, Inc., 8.25%, 2011                                            75          86
VFB LLC, 10.25%, 2009 (a)                                              2,129         447
Yum! Brands, Inc., 8.88%, 2011                                           140         169
                                                                                  -------
                                                                                   2,154
                                                                                  -------
Diversified - 0.6%
General Electric Co., 5.00%, 2013                                        395         389
ITT Industries, Inc., 7.40%, 2025                                        125         138
                                                                                  -------
                                                                                     527
                                                                                  -------
Financial - 9.2%
BankBoston Corp., 8.25%, 2026                                            110         122
Boeing Capital Corp., 6.10%, 2011                                         85          90
CIT Group, Inc.,
   5.75%, 2007                                                           110         116
   6.88%, 2009                                                            55          60
Citigroup, Inc.,
   3.50%, 2008                                                           780         769
   7.25%, 2010                                                           195         220
Countrywide Home Loans., 5.50%, 2007                                      60          63
Credit Suisse First Boston Mortgage Securities Corp.,
   4.63%, 2008                                                            95          97
   5.50%, 2013                                                            60          60
   Interest Only 7.50%, 2032 (c)                                         700          17
   Interest Only 8.00%, 2032 (c)                                         835          21
Dresdner Funding Trust I, 8.15%, 2031
   (144A security acquired June & Sep. 2003 for
   $226) (b)                                                             205         228
Ford Motor Credit Co.,
   7.38%, 2009                                                           310         331
   7.88%, 2010                                                           270         294
   7.38%, 2011                                                           140         148
General Motors Acceptance Corp.,
   6.88%, 2011                                                           530         543
   7.25%, 2011                                                            70          73
   7.00%, 2012                                                            55          57

                                                                    Principal       Value
                                                                        (000)       (000)
-----------------------------------------------------------------------------------------
Financial (continued)
Glencore Funding LLC, 6.00%, 2014
   (144A security acquired May 2004 for $68) (b)                      $   75      $   70
Golden West Financial Corp., 4.13%, 2007                                 160         162
Goldman Sachs Group, Inc., 6.88%, 2011                                   300         329
Household Finance Corp.,
   4.75%, 2009                                                           260         261
   6.38%, 2012                                                           165         175
HVB Funding Trust III, 8.74%, 2031
   (144A security acquired May, June 2003 &
   Feb. 2004 for $191) (b                                                185         213
International Lease Finance Corp., 6.38%, 2009                           165         177
Korea Development Bank, 4.25%, 2007                                       70          70
Lehman Brothers Holdings, Inc., 6.63%, 2012                              180         195
Manufacturers & Traders Trust, 8.00%, 2010                               105         123
Midland Funding II, 13.25%, 2006                                          55          63
Mizuho Financial Group Cayman Ltd., 5.79%, 2014
   (144A security acquired Feb. 2004 for $165) (b)                       165         162
Morgan (J.P.) Co., 6.00%, 2009                                           150         159
Morgan Stanley Group, Inc., 6.75%, 2011                                  215         236
National Rural Utilities Cooperative Finance Corp.,
   5.75%, 2009                                                            90          95
NB Capital Trust IV, 8.25%, 2027                                         125         139
Old Kent Bank,
   Step Coupon (7.75% to 8/15/05), 2010                                  270         283
Residential Asset Mortgage Products, Inc.,
   Interest Only, 5.75%, 2005 (c)                                        740          22
Santander Financial Issuances,
   6.80%, 2005                                                            75          78
   6.38%, 2011                                                           145         156
Sanwa Finance Aruba AEC, 8.35%, 2009                                     175         199
Sovereign Bancorp., Inc., 10.50%, 2006                                   985       1,129
Union Planters Corp., 6.75%, 2005                                        220         231
U.S. West Capital Funding, Inc., 6.50%, 2018                              25          19
Wells Fargo & Co., 4.95%, 2013                                           120         116
                                                                                  -------
                                                                                   8,171
                                                                                  -------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          4
June 30, 2004 (Unaudited) (Continued)

                                                                 Principal         Value
                                                                     (000)         (000)
-----------------------------------------------------------------------------------------
Foreign Government - 2.0%
Argentina (Republic of),
   11.38%, 2010                                                    $   95       $    28
   11.38%, 2017                                                       240            70
Brazil (Federal Republic of), 9.25%, 2010                              75            71
Export-Import Bank of Korea, 4.13%, 2009
   4.25%, 2007                                                         20            20
   4.13%, 2009
   (144A security acquired Feb. 2004 for $134) (b)                    135           131
Quebec (Province of Canada),
   5.5%, 2006                                                         475           496
   7.50%, 2023                                                        185           222
Russian Federation,
   Step Coupon (5.00% to 3/31/07), 2030
   (144A security acquired Sept., Oct. 2002,
   Oct. 2003 & Apr. 2004 for $379) (b)                                445           406
United Mexican States, 8.30%, 2031                                    295           309
                                                                                -------
                                                                                  1,753
                                                                                -------
Health Care - 0.2%
HCA, Inc.,
   5.25%, 2008                                                         90            89
   7.50%, 2033                                                         50            49
                                                                                -------
                                                                                    138
                                                                                -------
Industrial - 1.8%
Arrow Electronics, Inc., 6.88%, 2013                                  165           172
BAE Systems Holdings, 6.40%, 2011
   (144A security acquired Dec. 2001 & Nov. 2002
   for $439) (b)                                                      435           463
Bombardier, Inc., 6.30%, 2014
   (144A security acquired May & June 2004 for
   $91) (b)                                                           100            85
Lockheed Martin Corp.,
   8.20%, 2009                                                        575           674
   8.50%, 2029                                                          5             6
Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A
   security acquired June 2001 for $181) (b)                          181           193
                                                                                -------
                                                                                  1,593
                                                                                -------

                                                                 Principal         Value
                                                                     (000)         (000)
-----------------------------------------------------------------------------------------
Insurance - 1.3%
American Re Corp., 7.45%, 2026                                     $  300       $   318
AXA SA, 8.60%, 2030                                                   115           141
Monumental Global Funding II, 3.85%, 2008
   (144A security acquired Feb. 2003 for $210) (b)                    210           210
Travelers Property Casualty Corp., 5.00%, 2013                        110           107
Zurich Capital Trust I, 8.38%, 2037
   (144A security acquired Jan., June, Aug.
   & Oct. 2003 for $300) (b)                                          310           342
                                                                                -------
                                                                                  1,118
                                                                                -------
Oil & Gas - 1.7%
Amerada Hess Corp., 7.30%, 2031                                       110           112
Conoco Funding Co., 6.35%, 2011                                       465           506
Devon Financing Corp. ULC, 6.88%, 2011                                120           131
Duke Capital Corp., 4.30%, 2006                                        90            91
Duke Energy Field Services LLC,
   5.75%, 2006                                                         40            42
   6.88%, 2011                                                         30            33
Occidental Petroleum Corp., 7.65%, 2006                               480           515
Petroleos Mexicanos, 9.50%, 2027                                       45            50
Salomon Bros. for OAO Gazprom, 10.50%, 2009                            25            29
                                                                                -------
                                                                                  1,509
                                                                                -------
Pharmaceuticals - 0.6%
Lilly (Eli) & Co., 6.77%, 2036                                        300           329
Wyeth,
   5.50% (coupon change based on rating), 2013                         40            39
   5.50%, 2014                                                        200           191
                                                                                -------
                                                                                    559
                                                                                -------
Transportation - 1.4%
American Airlines, 7.86%, 2011                                        180           179
Burlington Northern Santa Fe, 6.75%, 2029                              45            47
Federal Express Corp., 7.60%, 2097                                     85            93
Ford Motor Co., 6.38%, 2029                                           110            93
Norfolk Southern Corp.,
   7.70%, 2017                                                        130           151
   7.90%, 2097                                                        170           195

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          5
June 30, 2004 (Unaudited) (Continued)

                                                          Principal         Value
                                                              (000)         (000)
---------------------------------------------------------------------------------
Transportation (continued)
Union Pacific Corp.,
   7.60%, 2005                                              $  285       $   297
   6.13%, 2012                                                 150           158
                                                                         -------
                                                                           1,213
                                                                         -------
U.S. Government & Agencies (d) - 49.1%
Fannie Mae,
   2.50%, 2008                                               3,970         3,771
   4.38%, 2013                                                 685           653
   5.50%, 2017                                                 920           944
   4.00%, 2018                                                 355           339
   6.50%, 2032                                               1,521         1,585
   7.00%, 2032                                               1,136         1,200
   5.50%, 2033                                               2,483         2,478
   6.50%, 2033                                                 496           516
   5.00%, 2034                                                 664           642
   5.50%, 2034                                                 442           441
   Interest Only 5.85%, 2042 (c)                             4,320            78
Financing Corp.,
   Principal Strips from
   8.60%, 2019                                                 450           186
   9.65%, 2019                                                   5             2
   9.70%, 2019                                                 675           288
Freddie Mac,
   2.75%, 2008                                                 645           622
   6.50%, 2013                                                 143           151
   5.50%, 2017                                                 570           584
   6.00%, 2017                                                 674           703
   6.50%, 2017                                                 376           397
   4.50%, 2018                                               2,843         2,785
   5.00%, 2018                                               2,771         2,780
   6.00%, 2032                                               2,060         2,109
   7.50%, 2032                                                 498           536
   5.00%, 2033                                               3,862         3,740
   5.50%, 2033                                               2,721         2,717
   6.00%, 2033                                                 405           414
   6.50%, 2034                                                 260           271
   Interest Only 7.60%, 2043 (c)                             4,083            92

                                                          Principal         Value
                                                              (000)         (000)
---------------------------------------------------------------------------------
U.S. Government & Agencies (d) (continued)
Ginnie Mae,
   6.50%, 2031                                              $  350       $   366
   6.50%, 2032                                                 204           213
   5.50%, 2033                                                 682           682
   6.00%, 2033                                               1,669         1,713
U.S. Treasury Bonds,
   8.75%, 2017                                               1,085         1,471
   6.00%, 2026                                               3,210         3,459
U.S. Treasury Notes,
   4.63%, 2006                                               1,275         1,320
   4.38%, 2007                                               1,190         1,230
   3.38%, 2008                                                 420           415
   6.00%, 2009                                                 425           467
   4.25%, 2013                                               1,015           991
   4.75%, 2014                                                 110           110
                                                                         -------
                                                                          43,461
                                                                         -------
Utilities - 3.9%
American Electric Power, Inc., 5.38%, 2010                      40            41
Carolina Power & Light Co., 6.50%, 2012                        105           113
CenterPoint Energy,
   5.70%, 2013                                                 120           122
   7.88%, 2013                                                 205           229
Columbus Southern Power Co., 5.50%, 2013                        55            55
Detroit Edison Co.,
   6.13%, 2010                                                 255           272
   6.35%, 2032                                                   5             5
Dominion Resources, Inc., 6.25%, 2012                           60            63
DPL, Inc., 8.25%, 2007                                         160           170
First Energy Corp.,
   5.50%, 2006                                                 415           429
   6.45%, 2011                                                 215           223
   7.38%, 2031                                                  90            94
Korea Electric Power Corp., 5.13%, 2034                         75            71
   (144A security acquired Apr. 2004 for $74) (b)
Morgan Stanley Bank AG for Gazprom OAO,
   9.63%, 2013, (144A security acquired Apr. &
   June 2004 for $213)                                         200           206

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          6
June 30, 2004 (Unaudited) (Continued)

                                                     Principal         Value
                                                         (000)         (000)
----------------------------------------------------------------------------
Utilities (continued)
Niagara Mohawk Power Co., 7.63%, 2005                  $  378       $   397
Nisource Finance Corp., 7.88%, 2010                       240           275
Ohio Power Co., 5.50%, 2013                                25            25
Oncor Electric Delivery Co., 7.25%, 2033                  140           155
Pacific Gas & Electric Co.,
   3.60%, 2009                                             65            63
   4.20%, 2011                                             60            57
   6.05%, 2034                                             85            80
Progress Energy, Inc.,
   7.10%, 2011                                             90            99
   7.00%, 2031                                             85            87
Tenaska Alabama II Partners LP, 6.13%, 2023
   (144A security acquired Oct. 2003 for $141) (b)        141           141
                                                                    -------
                                                                      3,472
                                                                    -------
Total Long-Term Bonds
   (Cost - $73,302)                                                  73,827
                                                                    -------

                                                        Number of
                                                           Shares
                                                       ----------
PREFERRED STOCK - 2.1%
Communications & Media - 0.3%
Centaur Funding Corp., 9.08%
   (144A security acquired Jan., Aug. & Nov. 2001
   for $217) (b)                                         205            256
                                                                    -------
Financial - 1.6%
BCI US Funding Trust,
   Step Coupon (8.01% to 7/15/08)
   (144A security acquired Jan. 2003 for $371) (b)       340            381
DBS Capital Funding Corp.,
   Step Coupon (7.66% to 3/21/2011)
   (144A security acquired Oct. 2003 for $192) (b)       170            190
IBJ Preferred Capital Co. LLC,
   Step Coupon (8.79% to 6/30/08)
   (144A security acquired Aug., Oct., & Dec. 2003
   for $415) (b)                                         395            433

                                                      Number of        Value
                                                         Shares        (000)
                                                    -----------   ----------
Natexis AMBS Co. LLC,
   Step Coupon (8.44% to 6/30/08)
   (144A security acquired May 2002 for $152) (b)         140         $   160
RBS Capital Trust I,
   Step Coupon (4.71% to 7/01/13)                         300             277
                                                                      -------
                                                                        1,441
                                                                      -------
Industrial - 0.2%
RC Trust I, 7.00%, 2006                                 3,400             180
                                                                      -------
Total Preferred Stock
   (Cost - $1,824)                                                      1,877
                                                                      -------
SHORT-TERM OBLIGATIONS - 9.4%
Money Market Fund - 9.2%
CIGNA Funds Group - Money Market Fund (e)           8,153,745           8,154
                                                                      -------

                                                   Principal
                                                       (000)
                                                ------------
U.S. Government - 0.2%
   U.S. Treasury Bills,
   0.98%, 9/30/04 (f)                           $     150          150
                                                               -------
Total Short-Term Obligations
   (Cost - $8,304)                                               8,304
                                                               -------
TOTAL INVESTMENTS IN SECURITIES - 94.9%
   (Total Cost - $83,430) (h)                                   84,008
Cash and Other Assets Less Liabilities - 5.1%                    4,487
                                                               -------
NET ASSETS - 100.0%                                            $88,495
                                                               =======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Investments in Securities                          7
June 30, 2004 (Unaudited) (Continued)

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES

(a) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(b) Indicates restricted security; the aggregate value of restricted securities is $5,222,192 (aggregate cost $5,040,986), which is approximately 5.9% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(c) Illiquid security.
(d) Agency obligations are not guaranteed by the U.S. Government.
(e) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.
(f) Pledged as collateral for financial futures contracts. At June 30, 2004, the Fund was long 68, 2-year U.S. Treasury Notes, 1, 30-year U.S. Treasury Bond and 7, 10-year U.S. Treasury Notes, and was short 56, 5-year U.S. Treasury Notes futures contracts, all expiring in September 2004. Net unrealized loss amounted to $2,972. Underlying face values of the long and short positions were $15,152,412 and ($6,047,080), respectively, and underlying market values were $15,188,860 and ($6,086,500), respectively.
(g) A summary of outstanding forward currency contracts, as of June 30, 2004, is as follows:

                                                          Net Unrealized
Settlement     Forward      Foreign       Contract        Appreciation
Date           Contract     Currency      Value           (Depreciation)
-------------------------------------------------------------------------
Buys
7/26/04        EURO         2,210,000     $2,677,879      $ 12,701
12/10/04       EURO           740,000     $  895,689      $  4,429
Sells
7/26/04        EURO         2,210,000     $2,616,419      $(74,161)

    Tax Information
(h) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $83,898,584, was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                          $  1,267,034
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax cost
    over value                                               (1,157,456)
                                                           ------------
   Unrealized appreciation - net                           $    109,578
                                                           ============

--------------------------------------------------------------------------------
Quality Ratings* of Long-Term Bonds (Unaudited)
June 30, 2004

                 Value     % of
                 (000)     Value
                -------    -----
  Aaa/AAA       $43,911     59.5%
  Aa/AA           3,086      4.2
  A/A             8,590     11.6
  Baa/BBB        16,428     22.3
  Ba/BB             881      1.2
  B/B               386      0.5
  Below B            98      0.1
  Not Rated         447      0.6
                -------    -----
                $73,827    100.0%
                =======    =====

*The higher of Moody's or Standard & Poor's Ratings.
--------------------------------------------------------------------------------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities                                                    8

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
(In Thousands)

Assets:
Investments at value                                      $ 84,008
Cash                                                            17
Receivable for investments sold                              4,095
Interest and dividends receivable                              808
Investments for Trustees' deferred compensation plan           202
Prepaid expenses                                                54
Futures variation margin receivable                              7
                                                          --------
      Total assets                                          89,191
                                                          --------
Liabilities:
Payable for investments purchased                              307
Deferred Trustees' fees payable                                202
Payable for forward currency contracts                          57
Advisory fees payable                                           36
Shareholder reports payable                                     27
Audit fees payable                                              24
Transfer agent fees payable                                     12
Custodian fees payable                                          10
Insurance expense payable                                       10
Administrative services fees payable                             9
Other accrued expenses                                           2
                                                          --------
      Total liabilities                                        696
                                                          --------
Net Assets (equivalent to $18.47 per share based on
   4,792,215 shares outstanding; 12,000,000 shares of
   $0.10 par value authorized)                            $ 88,495
                                                          ========
Components of Net Assets:
Paid-in capital                                           $ 89,742
Overdistributed net investment income                       (1,057)
Accumulated net realized loss                                 (709)
Unrealized appreciation of investments, futures and
   forward contracts                                           519
                                                          --------
Net Assets                                                $ 88,495
                                                          ========
Cost of Investments                                       $ 83,430
                                                          ========

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Interest income                                                    $2,181
   Dividend Income                                                        25
                                                                      ------
                                                                       2,206
Expenses:
   Investment advisory fees                                   228
   Auditing and legal fees                                     65
   Custodian fees                                              61
   Shareholder reports                                         35
   Transfer agent fees                                         31
   Administrative services fees                                23
   Trustees' fees                                              17
   Stock exchange fees                                         12
                                                              ---
    Total expenses                                            472
                                                              ---
Net Investment Income                                                  1,734
                                                                      ------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain from:
    Forward currency contracts                                           167
    Futures contracts                                                      5
    Swap contracts                                                        11
    Investments                                                          704
                                                                      ------
                                                                         887
                                                                      ------
   Net change in unrealized appreciation (depreciation) of:
    Forward currency contracts                                          (149)
    Futures contracts                                                    (17)
    Swap contracts                                                        --
    Investments                                                       (2,468)
                                                                      ------
                                                                      (2,634)
                                                                      ------
Net Realized and Unrealized Gain
   (Loss) on Investments                                              (1,747)
                                                                      ------
Net Increase in Net Assets Resulting
   from Operations                                                    $  (13)
                                                                      ======


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities                                                    9

Statements of Changes in Net Assets
(In Thousands)

                                                   For the Six        For the
                                                  Months Ended       Year Ended
                                                  June 30, 2004     December 31,
                                                   (Unaudited)          2003
                                                  -------------     ------------
Operations:
Net investment income                               $  1,734          $  3,515
Net realized gain on investments                         887             2,371
Net unrealized appreciation (depreciation)
   on investments                                     (2,634)              346
                                                    --------          --------
Net increase (decrease) in net assets from
   operations                                            (13)            6,232
                                                    --------          --------
Dividends and Distributions:
From net investment income                            (2,204)           (5,310)
                                                    --------          --------
 Total dividends and distributions                    (2,204)           (5,310)
                                                    --------          --------
Net Increase (Decrease) in Net Assets                 (2,217)              922
Net Assets:
Beginning of period                                   90,712            89,790
                                                    --------          --------
End of period*                                      $ 88,495          $ 90,712
                                                    ========          ========
* includes overdistributed net investment
   income of:                                       $ (1,057)         $   (587)
                                                    ========          ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities                                                   10

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                  For the Six
                                                 Months Ended                  For the Year Ended December 31,
                                                 June 30, 2004     --------------------------------------------------------
                                                  (Unaudited)        2003        2002      2001(c)       2000        1999
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                $ 18.93        $ 18.74     $ 18.26     $ 18.11     $ 17.79     $ 19.24
Income from investment operations
Net investment income (a)                              0.36           0.73        0.80        1.00        1.15        1.18
Net realized and unrealized gain (loss)
 on investments                                       (0.36)          0.57        0.68        0.39        0.37       (1.42)
                                                    -------        -------     -------     -------     -------     -------
Total from investment operations                         --           1.30        1.48        1.39        1.52       (0.24)
                                                    -------        -------     -------     -------     -------     -------
Less dividends and distributions:
Dividends from net investment income                  (0.46)         (1.11)      (1.00)      (1.24)      (1.20)      (1.18)
Distributions from net realized capital gains            --             --          --          --          --       (0.03)
                                                    -------        -------     -------     -------     -------     -------
Total dividends and distributions                     (0.46)         (1.11)      (1.00)      (1.24)      (1.20)      (1.21)
                                                    -------        -------     -------     -------     -------     -------
Net asset value, end of period                      $ 18.47        $ 18.93     $ 18.74     $ 18.26     $ 18.11     $ 17.79
                                                    =======        =======     =======     =======     =======     =======
Market value, end of period                         $ 15.70        $ 17.09     $ 16.75     $ 16.42     $ 16.06     $ 14.19
                                                    =======        =======     =======     =======     =======     =======
Total Investment Return:
Per share market value                                (5.57)%(d)      8.75%       8.20%      10.10%      22.33%     (11.41)%
Per share net asset value (b)                         (0.01)%(d)      7.07%       8.39%       7.81%       8.92%      (1.23)%
Ratios to Average Net Assets
Expenses                                               1.05%(e)       0.94%       1.04%       0.97%       0.94%       0.91%
Net investment income                                  3.86%(e)       3.86%       4.35%       5.39%       6.58%       6.36%
Portfolio Turnover                                       33%(d)        153%        393%        336%        319%        110%
Net Assets, End of Period (000 omitted)             $88,495        $90,712     $89,790     $87,499     $86,789     $85,230

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes distributions were reinvested at net asset value. These percentages may not correspond with the performance of a shareholder's investment in the Fund based on market value, since the relationship between the market price of the stock and net asset value varied during each period.
(c) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.07%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting principle.
(d) Not annualized.
(e) Annualized.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Investment Securities Notes to Financial Statements                     11
(Unaudited)

1. Organization. CIGNA Investment Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's objective is to generate income and obtain capital appreciation by investing, under normal market conditions, at least 65% of its total assets in investment-grade debt securities and preferred stocks.

2. Significant Accounting Policies. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by brokers trading in the securities or a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Fund's Board of Trustees. The Fund's Board of Trustees has designated the Pricing Committee of TimesSquare Capital Management, Inc. to make, pursuant to procedures approved by the Board and under the Board's supervision, all necessary determinations of fair value for the portfolio securities for which market quotations are not readily available. When fair valuing securities, the Pricing Committee takes into account factors such as fundamental and analytical information about the security, the nature and duration of any restrictions on disposition of the security, market information (including, for example, factors such as historical price relationships and valuations for securities with similar characteristics), and evaluation of significant market events. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. Delayed Delivery Commitments -- The Fund may enter into commitment agreements, i.e., TBA's, for the purchase of securities at an agreed-upon price on a specified future date. Since the delivery and payment for such securities can be scheduled to take place up to three months after the transaction date, they are subject to market fluctuations. The Fund does not begin to earn interest on such purchase commitments until settlement date. The Fund may sell a purchase commitment prior to settlement for the purpose of enhancing its total return. The Fund segregates assets with a market value equal to the amount of its purchase commitments. To the extent securities are segregated, they may not be available for new investments or to meet redemptions. Delayed delivery commitments may increase the Fund's exposure to market fluctuations and may increase the possibility that the Fund may realize a short-term gain (subject to taxation) or loss if the Fund must engage in portfolio transactions in order to honor its commitments. Due to the longer settlement period, there may be an increased risk of failure of the other party to honor the transaction. The Fund records changes in market value of the securities underlying unsettled

--------------------------------------------------------------------------------
CIGNA Investment Securities Notes to Financial Statements                     12
(Unaudited) (Continued)

commitments in unrealized gains and losses. Gains and losses are realized upon sale of the commitment.

C. Foreign Currency Translations -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains (losses) from foreign currency-related transactions include gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest, and foreign withholding taxes.

D. Foreign Investments -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include inadequate accounting controls, liquidity and valuation risks.

E. Forward Currency Transactions -- The Fund is authorized to enter into forward exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Due to market fluctuations, the Fund segregates assets with a market value equal to the amount of its purchase commitments. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Futures Contracts -- The Fund is authorized to enter into futures contracts. A Fund may use futures contracts for reasons such as managing its exposure to the markets or movements in interest rates and currency values. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may

--------------------------------------------------------------------------------
CIGNA Investment Securities Notes to Financial Statements                     13
(Unaudited) (Continued)

not correlate with the value of the underlying securities and the possibility of an illiquid market.

G. High Yield Bonds -- The Fund may invest in high yield bonds i.e., fixed income securities rated below investment-grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment-grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, the issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

H. Swap Agreements -- The Fund may enter into swap agreements for investment, liquidity, hedging and risk management purposes. For example, the Fund may enter into swap agreements to preserve a return on a particular investment or a portion of its portfolio and as a technique for managing duration (i.e., price sensitivity to changes in interest rates). Swaps involve the exchange of commitments to pay or receive, e.g., an exchange of floating rate payments for fixed rate payments and/or payments of the appreciation or depreciation of a security or an index. If forecasts of interest rates and other market factors, including those that may impact the indexes of the total return swaps, are incorrect, investment performance will differ compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or the counterparty to a transaction may default. As of June 30, 2004, the Fund had no outstanding swap agreements.

I. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income, which includes amortization of premium and accrual of discount, is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

J. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income or capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

At December 31, 2003, the Fund had a post-October loss of $113,141, of which $30,568 was a post-October currency loss. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

K. Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and distributed quarterly and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment of premium amortization, deferred compensation, interest on defaulted

--------------------------------------------------------------------------------
CIGNA Investment Securities Notes to Financial Statements                     14
(Unaudited) (Continued)

securities, foreign currency transactions, capital loss carryforwards, deferred losses due to wash sales, and excise tax regulations. To the extent that such differences are permanent, a reclassification to the Components of Net Assets may be required. As a result, at December 31, 2003, the Fund decreased overdistributed net investment income by $1,582,540, increased accumulated net realized gain by $1,521,666 and decreased paid in capital by $60,874.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees were paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.55% of the first $75 million of average weekly net asset value and 0.40% thereafter. TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, and as approved by the shareholders at the shareholder meeting of April 30, 2002, the Fund may invest excess cash, up to 25% of the Fund's total assets, in the affiliated CIGNA Funds Group Money Market Fund (MMF) managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the Fund as a result of its investment in MMF. For the six months ended June 30, 2004, TimesSquare waived $8,549 of its advisory fee payable by the Fund. Income distributions from MMF, which amounted to $15,432 for the six months ended June 30, 2004, are recorded as dividend income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Fund paid or accrued $22,983.

4. Trustees' Fees. Trustees' fees represent remuneration incurred for trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities. Purchases and sales of securities for the six months ended June 30, 2004, were as follows (excluding short-term obligations):

                                  Cost of       Proceeds From
                                Securities       Securities
                                 Purchased          Sold
                                -----------      -----------
Bonds                           $ 9,322,454      $20,081,325
U.S. Government Obligations      18,231,016       15,897,167
                                -----------      -----------
                                $27,553,470      $35,978,492
                                ===========      ===========

--------------------------------------------------------------------------------
CIGNA Investment Securities                                                   15
(Unaudited)

Trustees
Russell H. Jones
Senior Vice President,
Chief Investment
Officer, and Treasurer,
Kaman Corporation

Paul J. McDonald
Special Advisor to the Board of
Directors, Friendly Ice Cream
Corporation

Richard H. Forde
Chief Investment Officer,
CIGNA Investment Management

Marnie Wagstaff Mueller
Diocesan Consultant, Episcopal
Diocese of Connecticut

Carol Ann Hayes
Director and Chair of Audit
Committee, Reed and Barton
Corporation

Officers
Richard H. Forde
Chairman of the Board
and President

Alfred A. Bingham III
Vice President and
Treasurer

Jeffrey S. Winer
Vice President and
Secretary

--------------------------------------------------------------------------------
Matters Submitted to a Vote of Shareholders

The Annual Meeting of the Shareholders of CIGNA Investment Securities (the "Trust") was held on Tuesday, April 27, 2004 at 12:00 p.m., Eastern Time.

Six Trustees were elected by a vote of shareholders to serve as members of the Board of the Trust until the next Annual Meeting of Shareholders or until the election and qualification of their successors. Shareholders of the Trust voted to elect the following Trustees:

                           For     Vote Withheld
                           ---     -------------
  Richard H. Forde      3,945,863     108,509
  Carol Ann Hayes       3,947,676     106,696
  Russell H. Jones      3,951,963     102,409
  David P. Marks        3,914,553     139,819
  Paul J. McDonald      3,946,999     107,373
  Marnie W. Mueller     3,945,076     109,296

There were no broker non-votes with respect to this matter submitted to a vote of shareholders of the Trust.

No other business was transacted at the meeting.

--------------------------------------------------------------------------------

CIGNA Investment Securities is a closed-end, diversified management investment company that invests primarily in debt securities. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.

Shareholders may elect to have dividends automatically invested in additional shares of CIGNA Investment Securities by participating in the Automatic Dividend Investment Plan ("the Plan"). For a brochure describing this Plan or general inquiries about your account, contact EquiServe, P.O. Box 43011, Providence, RI 02940-3011 or you may call toll free 1-800-426-5523.

Dividend Rate Change
The quarterly income dividend of 22 cents per share, which the Fund declared on August 17, 2004, is payable on September 10, 2004 to shareholders of record on August 27, 2004. This new rate is a reduction from the 23 cents per-share rate the Fund has paid since June 10, 2003.

This change takes into consideration both a reduction in the Fund's high yield credit exposure, as we currently believe that the market has fully priced in the improved risk profile of this sector, and the general trend that higher coupon bonds purchased by the Fund in earlier years have gradually been replaced by lower coupon issues, as the original bonds have either matured, been called or sold for investment and credit reasons.

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

See report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)   Not applicable

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable

(b) A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               CIGNA Investment Securities


                           By:  /s/ Alfred A. Bingham III
                                ------------------------------------------------
                                Alfred A. Bingham III, Vice President and
                                Treasurer

Date: August 30, 2004.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Richard H. Forde
                         -------------------------------------------------------
                           Richard H. Forde, Chairman of the Board and President

Date:  August 30, 2004.


By (Signature and Title)   /s/ Alfred A. Bingham III
                         -------------------------------------------------------
                           Alfred A. Bingham III, Vice President and Treasurer

Date: August 30, 2004